Subsequent event	12 Months Ended
Dec. 31, 2011
Subsequent event
Subsequent event

21.  Subsequent event

As disclosed in Note 6, any holder of our 3.70% Unsecured Convertible Notes has the option to require the Company to purchase such notes (or any portion thereof in integral multiples of $1,000 principal amount) on each of January 15, 2012, January 15, 2017, and January 15, 2022.  In the event that any holder exercises this repurchase option, the Company must repurchase such notes at a price, payable in cash, equal to the principal amount of such notes plus accrued and unpaid interest as of the applicable option repurchase date.  During January 2012, we repurchased approximately $83.8 million of our 3.70% Unsecured Convertible Notes at par, pursuant to options exercised by holders thereof under the indenture governing the notes. We do not expect to recognize any gain or loss as a result of this repurchase.  As of February 17, 2012, approximately $1.0 million of our 3.70% Unsecured Convertible Notes remained outstanding.